Commitment and Contingencies (Details Narrative) - Forbearance Agreements [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Forbearance agreement description	Company entered into forbearance agreements (the “Forbearance Agreement”) with two third-party creditors related to outstanding invoices totaling approximately $3,774 (the “Overdue Amount”). Pursuant to the Forbearance Agreement, 50% of the Overdue Amount (approximately $1,887), remains due, and the remaining $1,887 becomes contingently payable based upon the completion of capital-raising transactions generating at least $45,000 and $55,000, respectively, in aggregate proceeds .
Extinguishment of debt	$ 1,887